Details of Cash From Operating Activities - Details of Items Not Involving Current Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Depreciation and amortization	$ 1,056	$ 802
Amortization of other assets included in cost of goods sold	135	110
Other non-cash charges	27	44
Deferred income taxes	22	(7)
Equity income in excess of dividends received	(9)	(20)
Non-cash portion of Other (income) expense, net		(193)
Items not involving current cash flows	$ 1,231	$ 736